NATURE OF BUSINESS AND ORGANIZATION (Details)	12 Months Ended
	Jan. 31, 2024 item shares	Jan. 31, 2023 shares
NATURE OF BUSINESS AND ORGANIZATION
Period of termination of the Trust after the death of the survivor of persons named in the exhibit	21 years
Number of persons named in the exhibit to the Agreement of Trust | item	25
Age of the youngest survivor	63 years
Beneficial interest in the Trust (in units) | shares	13,120,010	13,120,010